Operating segments	12 Months Ended
Nov. 30, 2019
Disclosure of operating segments [abstract]
Operating segments

2 6 .	Operating segments
The Company has a single operating segment. As described in Note 4, almost all of the Company’s revenues are generated from one customer, RxCrossroads, which is domiciled in the United States.

	2019	2018

RxCrossroads	$60,853	$44,548

Others	2,363	669

	$63,216	$45,217

All of the Company’s
non-current
assets are located in Canada
,
as is the Company’s head office.